Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002062440
Document Type	POS AM
Entity Registrant Name	Kyivstar Group Ltd.
Entity Incorporation, State or Country Code	D0
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On December 9, 2025, Kyivstar Group Ltd. (the “Company”) filed a registration statement on Form F-1 (Registration No. 333-290082) with the U.S. Securities and Exchange Commission (the “SEC”), which was subsequently declared effective by the SEC on December 18, 2025 (the “Registration Statement”).This Post-Effective Amendment No. 1 to the Registration Statement (this “Post-Effective Amendment”) is being filed by the Company pursuant to the undertakings contained in the Registration Statement to (i) include the information contained in Kyivstar Group Ltd.’s Annual Report on Form 20-F for the year ended December 31, 2025 that was filed with the SEC on March 16, 2026, and (ii) update certain other information contained in, and include an updated prospectus related to the offer of the Company’s common shares and warrants that were registered on, the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered pursuant to this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement, and the offering of securities registered under the Registration Statement will continue in accordance with the terms thereof, as amended hereby.This Post-Effective Amendment relates to:(i) the offer and sale, from time to time, by the selling securityholders named herein of up to 4,350,266 common shares of the Company, par value $0.01 per share (the “Common Shares”); and(ii) the issuance by the Company of 7,666,629 Common Shares to holders of the Company’s public warrants upon their exercise.(ii) the issuance by the Company of 7,666,629 Common Shares to holders of the Company’s public warrants upon their exercise.
Amendment Flag	true